Property, Plant and Equipment - Summary of Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 11,411,153	¥ 10,534,016	¥ 10,684,105
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,977,791	24,486,156		¥ 24,944,551
Vehicles and equipment on operating leases, net [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,203,721	5,928,833		¥ 6,139,163
Property, plant and equipment subject to operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,203,721	5,928,833	6,139,163
Property, plant and equipment subject to operating leases [Member] | Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,190,558	5,911,838	6,124,664
Property, plant and equipment subject to operating leases [Member] | Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,164	16,994	14,499
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,836,805	4,542,374	4,697,070
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member] | Less – Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (1,366,916)	¥ (1,386,459)	¥ (1,442,093)